Consolidated statement of changes in equity - USD ($) $ in Thousands	Common stock [member]	Treasury stock [member]	Additional paid-in capital in excess of value assigned to common stock [member]	Capital reserves [member]	Regulatory reserves [member]	Retained earnings [member]	Other comprehensive income [member]	Total
Balance at Dec. 31, 2017	$ 279,980	$ (63,248)	$ 119,941	$ 95,210	$ 129,254	$ 479,712	$ 1,963	$ 1,042,812
Profit for the year	0	0	0	0	0	11,138	0	11,138
Other comprehensive income (loss)	0	0	0	0	0	0	(1,543)	(1,543)
Issuance of restricted stock	0	1,259	(1,259)	0	0	0	0	0
Compensation cost - stock options and stock units plans	0	0	1,051	0	0	0	0	1,051
Exercised options and stock units vested	0	3,355	254	0	0	0	0	3,609
Repurchase of "Class B" and "Class E" common stock		(2,442)						(2,442)
Regulatory credit reserve	0	0	0	0	6,765	(6,765)	0	0
Dividends declared	0	0	0	0	0	(61,035)	0	(61,035)
Balance at Dec. 31, 2018	279,980	(61,076)	119,987	95,210	136,019	423,050	420	993,590
Effect for change in accounting policy						(1,926)		(1,926)
Balances, adjusted	279,980	(61,076)	119,987	95,210	136,019	421,124	420	991,664
Profit for the year	0	0	0	0	0	86,053	0	86,053
Other comprehensive income (loss)	0	0	0	0	0	0	(2,389)	(2,389)
Transfer of fair value on equity instrument at FVOCI						(151)	151	0
Issuance of restricted stock	0	1,259	(1,259)	0	0	0	0	0
Compensation cost - stock options and stock units plans	0	0	1,782	0	0	0	0	1,782
Exercised options and stock units vested	0	148	(148)	0	0	0	0	0
Repurchase of "Class B" and "Class E" common stock								0
Dividends declared						(60,943)		(60,943)
Balance at Dec. 31, 2019	279,980	(59,669)	120,362	95,210	136,019	446,083	(1,818)	1,016,167
Profit for the year	0	0	0	0	0	63,593	0	63,593
Other comprehensive income (loss)	0	0	0	0	0	0	1,424	1,424
Transfer of fair value on equity instrument at FVOCI						(602)	602	0
Issuance of restricted stock	0	1,391	(1,391)	0	0	0	0	0
Compensation cost - stock options and stock units plans	0	0	1,722	0	0	0	0	1,722
Exercised options and stock units vested	0	279	(279)	0	0	0	0	0
Dividends declared	0	0	0	0	0	(44,986)	0	(44,986)
Balance at Dec. 31, 2020	$ 279,980	$ (57,999)	$ 120,414	$ 95,210	$ 136,019	$ 464,088	$ 208	$ 1,037,920